UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska   68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period: 6/30/13

Item 1.  Reports to Stockholders.

BTS TACTICAL FIXED INCOME VIT FUND

Semi-Annual Report

June 30, 2013

1-877-BTS-9820

(1-877-287-9820)

www.btsfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholder,

As CEO of BTS Asset Management (“BTS”), I would like to thank you for investing with the BTS Tactical Fixed Income VIT Fund, and take a moment to review some of the strategies we’ve employed and our vision for 2013 and 2014.

The Fund’s return since inception on April 29, 2013 through June 30, 2013 was -1.50% (compared to the benchmark, the Barclays Aggregate Bond Index, which came in at -3.33%. We have sought to maintain our focus on preserving capital and avoiding volatility in an effort to gain strong risk - adjusted returns. In the long term, BTS thinks that employing BTS Indicators in a weighted investment model may achieve higher returns than a passive approach that can lead to magnified losses.

In a rising interest rate environment, ‘passive’ bond funds are likely to have losses this year, in 2014, and probably in later years as the Federal Funds Rate is gradually lifted to historical norms .. An ‘unconstrained approach’ wherein BTS can go to cash and take a limited short position in an attempt to make money may make sense. A short position involves the sale of a borrowed security, commodity or currency with the expectation that the asset will fall in value.

On 6/6/13 BTS issued a Sell for high yield bonds. BTS Asset Management had been positioned in high yield since July of 2012 and locked-in a good return. However, at the launch of the BTS Tactical Fixed Income VIT Fund, BTS was at the tail end of a long term allocation to the high yield sector and the Fund experienced a small drawdown before the high yield SELL.  BTS Indicators turned negative and both trend and momentum components of our investment model issued a SELL. Interest rates began to rise and this created some pressure on the yield spread - which is the yield that investors receive over government bonds to compensate for corporate default of interest. High yields have been under pressure and exhibited volatility since the SELL but we believe the next allocation will begin at attractive valuations and present interest and capital gain opportunities.

BTS’s fluid model approach is designed to be cognizant of periods of volatility  and to invest on confirmation of strong price trend s .. Consequently , our indicators place investor assets upon confirmation of stronger underpinnings, and move defensively during volatility as the risk-off trade dominates in the financial markets.

Whenever trading and investing systems seek preservation of capital there may be times of defense wherein returns are missed in preference for safety of assets. In the long run, over 33 years of investing with this type of strategy with BTS Indicators , our investment team has created competitive returns through an ‘unconstrained approach ’ rather than passive investing

Of course, there is no guarantee that any investment strategy will achieve its objectives, generate profits or avoid losses.

Thank you for choosing the BTS Tactical Fixed Income VIT Fund and good luck in 2013 and 2014!

Sincerely,

Matthew Pasts CMT

Vilis Pasts

CEO, BTS Asset Management

Founder & Director of Research

The Barclays Capital Aggregate Bond Index is comprised of government securities, mortgage-backed securities, asset-backed securities and corporate securities with maturities of one year or more to simulate the universe of bonds in the market. Investors cannot directly invest in an index; unmanaged index returns do not reflect any fees, expenses or sales charges.

2085-NLD-8/27/2013

BTS Tactical Fixed Income VIT Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2013

The Fund's performance figures* for the period ended June 30, 2013, compared to its benchmark:

Since Inception **
BTS Tactical Fixed Income VIT Fund - Class 1	(1.50)%
BTS Tactical Fixed Income VIT Fund - Class 2	(1.50)%
Barclays Capital U.S. Aggregate Bond Index***	(3.33)%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares as well as other charges and expenses of the insurance contract, or separate account. For performance information current to the most recent month-end, please call 1-877-287-9820.

** Inception date is April 29, 2013.

***  The Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented.  Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes U.S. Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. Dollars. Unlike a mutual fund, an index does not reflect any trading costs or management fees.  Investors cannot directly invest in an index.

BTS Tactical Fixed Income VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2013
Shares		Value

	TOTAL INVESTMENTS - 0.0%	$ -
	OTHER ASSETS LESS LIABILITIES - 100.0%	3,628,601
	NET ASSETS - 100.0%	$ 3,628,601

BTS Tactical Fixed Income VIT Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2013

ASSETS
Cash	3,631,703
Dividends and interest receivable	3
Due from advisor	10,802
TOTAL ASSETS	3,642,508

LIABILITIES
Payable for Fund shares repurchased	66
Distribution (12b-1) fees payable	1,247
Fees payable to other affiliates	6,336
Accrued expenses and other liabilities	6,258
TOTAL LIABILITIES	13,907
NET ASSETS	3,628,601

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	3,675,080
Undistributed net investment loss	(6,140)
Accumulated net realized loss from security transactions	(40,339)
NET ASSETS	3,628,601

Net Asset Value Per Share:
Class 1 Shares:
Net Assets	9.85
Shares of beneficial interest outstanding	1
Net asset value, redemption price per share (Net assets/Shares of Beneficial Interest)	$ 9.85

Class 2 Shares:
Net Assets	$ 3,628,591
Shares of beneficial interest outstanding	368,485
Net asset value, redemption price per share (Net assets/Shares of Beneficial Interest)	$ 9.85

See accompanying notes to financial statements.

BTS Tactical Fixed Income VIT Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended June 30, 2013 (a)

INVESTMENT INCOME
Dividends	$ 5,083
Interest	12
TOTAL INVESTMENT INCOME	5,095

EXPENSES
Investment advisory fees	4,014
Distribution (12b-1) fees:
Class 2	2,361
Professional fees	5,816
Accounting services fees	4,603
Transfer agent fees	1,749
Custodian fees	1,688
Printing and postage expenses	1,534
Administrative services fees	1,240
Compliance officer fees	1,036
Insurance expense	937
Trustees' fees and expenses	767
Other expenses	307
TOTAL EXPENSES	26,052

Plus: Fees waived/reimbursed by the Advisor	(14,817)

NET EXPENSES	11,235

NET INVESTMENT LOSS	(6,140)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss from security transactions:	(40,339)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(40,339)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (46,479)

(a)	The BTS Tactical Fixed Income VIT Fund commenced operations on April 29, 2013.

See accompanying notes to financial statements.

BTS Tactical Fixed Income VIT Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
June 30, 2013
(Unaudited) (a)
FROM OPERATIONS
Net investment loss	$ (6,140)
Net realized loss from investments	(40,339)
Net decrease in net assets resulting from operations	(46,479)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class 1	10
Class 2	3,681,669
Payments for shares redeemed:
Class 1	-
Class 2	(6,599)
Net increase in net assets from shares of beneficial interest	3,675,080

TOTAL INCREASE IN NET ASSETS	3,628,601

NET ASSETS
Beginning of Period	-
End of Period *	$ 3,628,601
* Includes undistributed net investment loss of:	$ (6,140)

SHARE ACTIVITY
Class 1:
Shares Sold	1
Shares Redeemed	-
Net increase in shares of beneficial interest outstanding	1

Class 2:
Shares Sold	369,153
Shares Redeemed	(668)
Net increase in shares of beneficial interest outstanding	368,485

(a)	The BTS Tactical Fixed Income VIT Fund commenced operations on April 29, 2013

See accompanying notes to financial statements.

BTS Tactical Fixed Income VIT Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class 1	Class 2
	For the	For the
	Period Ended	Period Ended
	June 30, 2013	June 30, 2013
	(Unaudited) (1)	(Unaudited) (1)

Net asset value, beginning of period	$ 10.00	$ 10.00
Activity from investment operations:
Net investment loss (2)	(0.01)	(0.02)
Net realized and unrealized loss
on investments	(0.14)	(0.13)
Total from investment operations	(0.15)	(0.15)

Paid-in-capital from redemption fees (2)	0.00	0.00

Net asset value, end of period	$ 9.85	$ 9.85

Total return (3,4)	(1.50)%	(1.50)%

Net assets, end of period	$ 10	$ 3,628,591

Ratio of expenses to average
net assets (5,6)	2.00%	2.50%

Ratio of net investment income to
average net assets (5,6,7)	(0.69)%	(1.37)%

Portfolio Turnover Rate (4)	690%	690%

(1)	The BTS Tactical Fixed Income VIT Fund commenced operations on April 29, 2013.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends.
(4) Not annualized.
(5)	The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.
(6) Annualized.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investments in which the Fund invests.

See accompanying notes to financial statements.

BTS Tactical Fixed Income VIT Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2013

1.

ORGANIZATION

The BTS Tactical Fixed Income VIT Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a trust organized on November 2, 2005 under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund’s investment objective is to seek total return from income.  The Fund commenced operations on April 29, 2013.

The Fund currently offers two classes of shares: Class 1 shares and Class 2 shares. Class 1 and 2 shares are offered at net asset value.  Each class of shares of the Fund has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Fund’s share classes differ in the fees and expenses charged to shareholders.  The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Investments in open-end investment companies are valued at net asset value.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid;

BTS Tactical Fixed Income VIT Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2013

(iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

BTS Tactical Fixed Income VIT Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2013

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  The accounting records are maintained in U.S. dollars.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually.   Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken by the Fund in its 2013 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.  INVESTMENT TRANSACTIONS

For the period ended June 30, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $1,499,968 and $1,459,628, respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. BTS Asset Management, Inc. serves as the Fund’s investment advisor (the “Adviser”).  The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Trust are also officers of GFS.

Pursuant to an Investment Advisory Agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.85% of the Fund’s average daily net assets. For the period ended June 30, 2013, the Adviser earned advisory fees of $4,014.

BTS Tactical Fixed Income VIT Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2013

The Fund’s Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least April 3, 2016, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any front end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage fees and commissions, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 2.00% and 2.50% for Class 1 and Class 2 shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. During the period ended June 30, 2013, the Adviser reimbursed $14,817.

The Trust on behalf of the Fund, has adopted the Trust’s Master Distribution and Shareholders Servicing Plan (“12b-1 Plan” or “Plan”).  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.50% of its average daily net assets for Class 2 shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Adviser.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class 1 and Class 2 shares and is an affiliate of GFS. During the period ended June 30, 2013, no fees were accrued under the Plan.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides Principal Executive Officer and a Principal Financial Officer to the Fund.

Effective April 1, 2013, Each Trustee who is not affiliated with the Trust or an investment adviser to any series of the Trust will receive a quarterly fee of $4,875 for his attendance at the regularly scheduled meetings of the Board of Trustees, to be paid in advance of each calendar quarter, as well as reimbursement for any reasonable expenses incurred. Prior to April 1, 2013 each Trustee who is not affiliated with the Trust of an advisor received a quarterly fee of $3,500. Effective July 1, 2013, in addition to the quarterly fees and reimbursements, the Chairman of the Board receives a $30,000 annual fee, and the Audit Committee Chairman receives a $15,000 annual fee, allocated between the Northern Lights Fund Trust and Northern Lights Variable Trust, each to be paid quarterly.

Additionally, in the event a meeting of the Board of Trustees other than its regularly scheduled meetings (a “Special Meeting”) is required, each Independent Trustee will receive a fee of $2,500 per Special Meeting, as well as reimbursement for any reasonable expenses incurred, to be paid by the relevant series of the Trust or its investment advisor depending on the circumstances necessitating the Special Meeting.

The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC  (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Fund.

5.  NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1,

BTS Tactical Fixed Income VIT Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2013

2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

6.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the Act. As of June 30, 2013, Nationwide Life Insurance Co. held approximately 100% of the voting securities for the benefit of others.

7.  SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

BTS Tactical Fixed Income VIT Fund

SUPPLEMENTAL INFORMATION (Unaudited)

June 30, 2013

Approval of Advisory Agreement – BTS Tactical Fixed Income VIT Fund (Adviser-BTS Asset Management, Inc.) *

In connection with the regular meeting held on February 6-7, 2013, the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Variable Trust (the “Trust”), the Trustees, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between BTS Asset Management, Inc. (“BTS”) and the Trust, on behalf of the BTS Tactical Fixed Income VIT Fund (the  “Fund”).

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Board again revisited their discussion of BTS from the December 2012 meeting of the Board, and again noted BTS’ depth of experience was a favorable attribute when evaluating a proposed adviser.  They noted that BTS currently provides quantitative risk management and portfolio solutions for mutual fund and variable annuity clients, and considered favorably BTS’ use of proprietary quantitative models in making investment decisions and daily compliance monitoring of the Fund’s investment limitations.  They reviewed the background and experience of the BTS key personnel and noted their strength and diversity of experience in the investment management industry.  The Board again noted that BTS works with over 3,000 financial planners and registered representatives to manage approximately 13,000 individual, corporate and pension accounts with total assets under management of approximately $1.9 billion.  The Trustees further noted BTS’ commitment to preservation of capital and considered the favorable impact such a commitment has to shareholders.  They concluded that BTS is well qualified to provide a level of service consistent with the Board’s expectations.

Performance.  The Board considered the performance of the BTS Bond Asset Allocation Fund, the retail version of the Fund, and noted that although it had underperformed its benchmark since inception, it had outperformed over the last 1 year with returns of 6.26% versus 4.21% for the benchmark.  After discussion, the Board determined that BTS offers a comprehensive, time tested, quantitative model with limited large drawdown experience in times of market stress, with an emphasis on preservation of capital, and concluded that BTS has the potential to deliver reasonable performance.

Fees and Expenses.  The Board noted that BTS proposed to charge an annual advisory fee of 1.00%**.  They compared the proposed advisory fee to the average fees charged by the Fund’s peer group and Morningstar category average, noting that although it was higher than both, 0.66% and 0.62%, respectively, it was equal to the highest fee charged by peer group funds, which ranged from (from 0.40% to 1.00%) and within the range of fees charged by the funds in its Morningstar category (from 0.25% and 1.5%).  The Board discussed the fact that the tactical nature of the Fund’s strategy can reasonably demand a premium, and the 1% fee is on par with the fees BTS charges to its separately managed account clients.  After discussion, the Board concluded that the advisory fee to be charged by BTS was reasonable.

Economies of Scale.  The Board considered whether the Fund will reach economies of scale with respect to the management of the Fund.  The Board noted that it is unlikely that the Fund will reach asset levels that will result in meaningful economies in the near term.  A representative of BTS stated to the Board that, despite BTS’ initial resistance to breakpoints, based on the Board’s position on this matter, it would be willing to discuss breakpoints with the Trust’s officers and potentially negotiate breakpoints in the future as the Fund (and BTS) realize meaningful economies.  The Board further noted that BTS will soon manage four funds in Northern Lights Fund Trust and the Trust, and should realize some efficiencies with respect to the funds, including the Fund, as a result.  After discussion, it was the consensus of the Board that based on the anticipated size of the Fund, although

BTS Tactical Fixed Income VIT Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

June 30, 2013

breakpoint levels had not been negotiated at this time, economies of scale would be revisited after the Fund is launched and its size materially increases.

Profitability.  The Board considered the anticipated profits to be realized by BTS in connection with the operation of the Fund and whether the estimated amount of profit is a fair entrepreneurial profit with respect to the services to be provided to the Fund.  The Board noted that the modest profit BTS anticipates earning during the first year was reasonable when reviewed as a percentage of total fees earned by BTS.  The Board concluded that the anticipated level of profit was not excessive.

Conclusion.  Having requested and received such information from BTS as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee structure is reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the future shareholders of the Fund.

* Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance of the fund.

**BTS subsequently agreed to reduce its management fee from 1.00% to 0.85%.

BTS Tactical Fixed Income VIT Fund

EXPENSE EXAMPLES (Unaudited)

June 30, 2013

As a shareholder of the BTS Tactical Fixed Income VIT Fund, you incur two types of costs: (1) transaction costs, including sales charges and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the BTS Tactical Fixed Income VIT Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 through June 30, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Actual	Fund’s Annualized Expense Ratio	Beginning Account Value 4/29/13	Ending Account Value 6/30/13	Expense Paid During Period 4/29/13 – 6/30/13*
Class 1	2.00%	$1,000.00	$985.00	$3.37
Class 2	2.50%	$1,000.00	$985.00	$4.21
Hypothetical (5% return before expenses)	Fund’s Annualized Expense Ratio	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expense Paid During Period 1/1/13 - 6/30/13**
Class 1	2.00%	$1,000.00	$1014.88	$9.99
Class 2	2.50%	$1,000.00	$1012.40	$12.47

*    Expenses are equal to the Fund’s annualized expense ratio multiplied by the number of days in the period (62) divided by the number of days in the fiscal year (365).

** Please note that while Class 1 and Class 2 shares commenced operations on April 29, 2013, the hypothetical expenses paid during the period reflect projected activity for the full six month period for the purposes of comparability. This projection assumes that annualized expenses ratios were in effect during the period January 1, 2013 to June 30, 2013.

PRIVACY NOTICE

Rev. August 2011

NORTHERN LIGHTS VARIABLE TRUST

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Variable Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-287-9820 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-287-9820.

INVESTMENT ADVISOR

BTS Asset Management, Inc.

420 Bedford Street Suite 340

Lexington, MA 02420

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Dr Suite 110

Hauppauge, NY 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/9/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

9/9/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/9/13